Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2026
Derivatives instruments	$-		$(84)	$-
Contingent consideration	-		-	(21,891)

September 30, 2025
Derivatives instruments	-		363	-
Contingent consideration	$-	$		$(22,571)

December 31, 2025
Derivatives instruments	$-		$197	$-
Contingent consideration	$-		$-	$(23,237)